Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental information:
Cash paid for interest	$ 4,735,985	$ 66,932	$ 25,275	$ 2,827
Cash paid for taxes	7,000,000	9,320
Non-cash transactions:
Issuance of common stock for settlement of trade and other payables	3,713,063			15,000
Acquisition of a business through the issuance of common stocks and warrants				20,865,167
Conversion of convertible notes through the issuance of common shares	602,870,303			419,601
Settlement of liabilities through the issuance of common stock				176,999
Acquisition of assets through the issuance of common stock				1,256,040
Assets held for Sale- rerecognize MDC			1,105,000
Bad debt expense related to MDC sale			(1,180,620)
ROU assets obtained in exchange for lease liability		2,452,332	8,153,736	1,061,831
Debt issuance converted to stock				(419,601)
Issuance of convertible notes receivable			15,171,072
Roth CH Acquisition Corp merger			$ 3,934,546
Non-cash investing and financing activities:
Gain on sale of modular data centre (MDC)		808,513
Gain on sale of storage servers		153,144
Assets held for Sale- rerecognize MDC		1,105,000
Bad debt expense related to MDC sale		$ (1,180,620)